Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Operations
Service revenue	$ 3,977,693	$ 3,489,969	$ 3,460,516
Product sales	711,363	322,342	369,118
Total revenue	4,689,056	3,812,311	3,829,634
Cost of services	2,417,315	2,324,043	2,373,184
Cost of product sales	520,343	190,454	223,889
Selling, general and administrative	795,252	413,001	402,264
Research and development	277,401	108,175	104,845
Restructuring expense	76,896	23,654	27,872
Impairment loss	12,497	2,597	13,604
Transaction expense, net	49,396	35,336
Total operating expenses	4,149,100	3,097,260	3,145,658
Operating income	539,956	715,051	683,976
Interest income	17,681	4,765	4,436
Equity income (loss), net	207	(2,114)	(1,326)
Other income	6,939	7,650	6,883
Other expense	(129,441)	(119,129)	(14,972)
Foreign exchange gain (loss), net	5,611	(3,786)	(2,432)
Interest expense	(457,984)	(262,220)	(217,128)
Total non-operating expenses	(556,987)	(374,834)	(224,539)
Income (loss) before provision for income taxes	(17,031)	340,217	459,437
Provision for income taxes	38,896	240,413	225,955
Net (loss) income	(55,927)	99,804	233,482
Less: Net income attributable to non-controlling interests	19,647	13,642	31,877
Net (loss) income attributable to IGT PLC	$ (75,574)	$ 86,162	$ 201,605
Net (loss) income attributable to IGT PLC per common share - basic	$ (0.39)	$ 0.50	$ 1.16
Net (loss) income attributable to IGT PLC per common share - diluted	$ (0.39)	$ 0.49	$ 1.16
Weighted-average shares - basic	192,398	173,792	173,315
Weighted-average shares - diluted	192,398	174,490	173,644